                                                                                                            February 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       Dreyfus Strategic Municipal Bond Fund, Inc.

            File No. 811-05877

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (412) 234-1112.

                                                                                                Very truly yours,

                                                                                                /s/Tara L. Raposa

                                                                                                Tara L. Raposa

                                                                                                Senior Paralegal

Enclosure